24. Financial Risk Management - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	€ 95,234	€ 94,829	€ 39,837	€ 35,407
Trade and other receivables	1,482	1,429
Proceeds from issue of common shares	31,373	25,113	€ 23,123
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total carrying amount of shares	3,200	3,800
Cash and cash equivalents	95,200	94,800
Trade and other receivables	1,500	1,400
Certificates of deposit	8,900	14,000
Maximum credit exposure	108,800	114,100
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount	7,500
Borrowings	€ 2,000
Percentage of deemed EURIBOR rate	0.00%
Floor rate	0.00%
Interest income	€ 715
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum credit exposure	3,200
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum foreign currency exposure	€ 56,531	47,524
Percentage of deviation between currency exchange rate	10.00%
Net loss in currency exchange deviation	€ 5,677	€ 4,787
Percentage of shift in exchange rate	10.00%
Liquidity risk | Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued	13,800,000	13,225,000	10,646,762
Share price	€ 2.50	€ 2.00	€ 1.80
Proceeds from issue of common shares	€ 29,500	€ 19,700	€ 16,400
Liquidity risk | At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued		2,373,716
Proceeds from issue of common shares		€ 3,800
One Month Euribor | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	5.50%